Long Term Investment (Details) - Schedule of valuation for accounting recognition purposes by a third-party valuation company	12 Months Ended
	Dec. 31, 2022 USD ($)
Long Term Investment (Details) - Schedule of valuation for accounting recognition purposes by a third-party valuation company [Line Items]
Balance as of January 1, 2022
Additions	30,764,195
Balance as of December 31, 2021	30,764,195
Equity investments accounted for using the equity method [Member]
Long Term Investment (Details) - Schedule of valuation for accounting recognition purposes by a third-party valuation company [Line Items]
Balance as of January 1, 2022		[1]
Additions	11,120,935	[1]
Balance as of December 31, 2021	11,120,935	[1]
Cost method investments without readily determinable fair value [Member]
Long Term Investment (Details) - Schedule of valuation for accounting recognition purposes by a third-party valuation company [Line Items]
Balance as of January 1, 2022		[2]
Additions	19,643,260	[2]
Balance as of December 31, 2021	$ 19,643,260	[2]

[1]

During the year ended December 31, 2022, the Company invested $434,960 (RMB3.0 million) cash and issued 5,756,481 shares (equivalent to $1,844,377) for 5.0% equity interest in Shenzhen Chenbao Information service Co., Ltd. (“Chenbao”) in which the Company does not have significant influence and such investment does not have readily determinable fair values.

On January 20, 2022, the Company invested issued 17,138,305 shares (equivalent to $8,305,222) for 19.99% equity interest in SamartConn CO., Limited (“SamartConn”) in which the Company does not have significant influence and such investment does not have readily determinable fair values.

On November 1, 2022, the Company invested issued 55,506,750 shares (equivalent to $9,058,701) for 19% equity interest in DTI Group Limited (“DTI”) in which the Company does not have significant influence and such investment does not have readily determinable fair values.

On January 1, 2022, the Company gained 5% equity interest in Guangzhou Xingsheng Information Technology Limited for $0 consideration, in which the Company does not have significant influence and such investment does not have readily determinable fair values.

[2]	On June 28, 2022, the Company invested issued 19,942,553 shares (equivalent to $6,674,772) for 15% equity interest in Boxinrui International Holdings Limited (“Boxinrui”) in which the Company does not have significant influence and such investment do not have readily determinable fair values. On December 28, 2022, the Company further issued 55,300,530 shares (equivalent to $4,446,163) for 20% equity interest in Boxinrui International Holdings Limited. As a result, the Company considers it has significant influence on this investment based on its voting power.